Finance income and expenses (Schedule of Financing Income) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Interest Income:
Interest from Short-term bank deposits | ₪		₪ 408		₪ 99	₪ 845
Interest Income of debentures held for trading | ₪		3,757		4,222	4,321
Other interest | ₪		121
Changes in fair value of financial assets at fair values | ₪		19,464		6,115	14,972
Dividends | ₪		5,207		750	389
Income from forward transaction | ₪				162	439
Total financing Income | ₪		₪ 28,957		₪ 11,348	₪ 20,966
US Dollars [Member]
Interest Income:
Interest from Short-term bank deposits | $			$ 131
Interest Income of debentures held for trading | $			1,209
Other interest | $			39
Changes in fair value of financial assets at fair values | $			6,258
Dividends | $			1,674
Income from forward transaction | $
Total financing Income | $	[1]		$ 9,311

[1]	Convenience Translation into US Dollars.